Share capital (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Schedule of Shares Redeemed Under Buyback Program

	Total number of shares purchased	Average price paid per share	Total number of shares purchased as part of publicly announced program	Approximate dollar value of shares that may yet be purchased under the program (in millions)
March 3/12/2025 - 3/19/2025	1,360,537	$183.75	1,360,537	$750.0
June 6/13/2025 - 6/23/2025	1,717,181	$145.59	1,717,181	$500.0
August 8/15/2025 - 8/20/2025	560,100	$178.20	560,100	$900.2
September 9/10/2025 - 9/19/2025	866,512	$173.33	866,512	$750.0
	4,504,330	$166.51	4,504,330